Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Long-term investments:
Investments accounted for using the equity method	$ 8,150,969
Total long-term investments	$ 8,150,969